Expense Example, No Redemption - Invesco Limited Term Municipal Income	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class A2 1 Year	Class A2 3 Years	Class A2 5 Years	Class A2 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	316	456	609	1,052	142	230	328	612	144	446	771	1,486	42	132	230	518	39	122	213	480	34	106	185	418